PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
VY
®
JPMorgan
Mid Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.6%
Communication Services : 1.7%
33,944
Omnicom Group, Inc.
$ 2,556,323
1.4
22,648  Warner Music Group
Corp. - Class A
578,430
0.3
3,134,753
1.7
Consumer Discretionary : 7.0%
566
(1)
AutoZone, Inc.
1,911,824
1.1
8,228  Darden Restaurants,
Inc.
1,613,017
0.9
3,123
Expedia Group, Inc.
721,069
0.4
15,553
Genuine Parts Co.
1,644,730
0.9
5,404
(1)
Lululemon Athletica,
Inc.
827,352
0.5
15,037
(1)
Mohawk Industries,
Inc.
1,480,543
0.8
5,449
Ralph Lauren Corp.
1,874,402
1.0
12,168
Ross Stores, Inc.
2,635,954
1.4
12,708,891
7.0
Consumer Staples : 4.3%
130,785
(2)
Albertsons Cos., Inc.
- Class A
2,228,576
1.2
7,080
Hershey Co.
1,471,861
0.8
65,731
Keurig Dr Pepper, Inc.
1,730,697
0.9
14,729
(1)
Post Holdings, Inc.
1,456,109
0.8
10,946
(1)
US Foods Holding
Corp.
1,009,331
0.6
7,896,574
4.3
Energy : 8.3%
30,430
Baker Hughes Co.
1,857,752
1.0
6,823
Cheniere Energy, Inc.
1,936,094
1.1
80,171
Coterra Energy, Inc.
2,817,209
1.5
13,444  Diamondback Energy,
Inc.
2,659,089
1.5
23,772
EQT Corp.
1,512,850
0.8
21,345
Kinder Morgan, Inc.
715,698
0.4
14,751  Marathon Petroleum
Corp.
3,601,899
2.0
15,100,591
8.3
Financials : 15.3%
6,491  Ameriprise Financial,
Inc.
2,884,600
1.6
14,974
(1)
Arch Capital Group
Ltd.
1,437,354
0.8
22,401
Brown & Brown, Inc.
1,460,769
0.8
72,788  Fidelity National
Information Services,
Inc.
3,414,485
1.9
1,511  First Citizens
BancShares, Inc.
- Class A
2,847,721
1.6
16,848  Hartford Financial
Services Group, Inc.
2,278,355
1.3
27,219
Loews Corp.
2,905,356
1.6
10,761
M&T Bank Corp.
2,224,514
1.2
69,631  MGIC Investment
Corp.
1,827,814
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
20,173  Raymond James
Financial, Inc.
$ 2,920,849
1.6
20,255
State Street Corp.
2,563,473
1.4
14,335
W.R. Berkley Corp.
950,124
0.5
27,715,414
15.3
Health Care : 10.8%
7,463  AmerisourceBergen
Corp.
2,344,427
1.3
3,273
Chemed Corp.
1,236,343
0.7
43,427  GE HealthCare
Technologies, Inc.
3,091,134
1.7
23,406
(1)
Globus Medical, Inc.
- Class A
2,016,661
1.1
28,340
(1)
Henry Schein, Inc.
2,088,658
1.1
6,262
Humana, Inc.
1,085,768
0.6
22,555
(1)
IQVIA Holdings, Inc.
3,846,530
2.1
6,792
(1)
Jazz Pharmaceuticals
PLC
1,284,027
0.7
13,704
Quest Diagnostics, Inc.
2,685,710
1.5
19,679,258
10.8
Industrials : 15.7%
6,880
Acuity Brands, Inc.
1,927,914
1.1
12,918
AMETEK, Inc.
2,769,102
1.5
22,227
Delta Air Lines, Inc.
1,477,651
0.8
12,540
Dover Corp.
2,613,963
1.4
5,921  Ferguson Enterprises,
Inc.
1,381,132
0.7
4,777
(1)
FTI Consulting, Inc.
844,430
0.5
5,043
Hubbell, Inc.
2,474,802
1.4
21,269
Ingersoll Rand, Inc.
1,704,072
0.9
10,747
ITT, Inc.
2,047,626
1.1
8,242  JB Hunt Transport
Services, Inc.
1,746,480
1.0
6,296  Lincoln Electric
Holdings, Inc.
1,568,208
0.9
21,718
Masco Corp.
1,311,116
0.7
13,831
(1)
Middleby Corp.
1,833,714
1.0
3,178
Nordson Corp.
845,539
0.5
10,176
Owens Corning
1,101,247
0.6
19,998
Veralto Corp.
1,768,223
1.0
2,930
Woodward, Inc.
1,048,705
0.6
28,463,924
15.7
Information Technology : 10.0%
17,886
CDW Corp.
2,164,564
1.2
19,450  Cognizant Technology
Solutions Corp. - Class
A
1,193,257
0.6
10,828
(1)
GoDaddy, Inc. - Class
A
895,151
0.5
7,649
Jabil, Inc.
2,031,804
1.1
12,007
MKS Instruments, Inc.
2,759,329
1.5
20,548
(1)
ON Semiconductor
Corp.
1,272,332
0.7
3,548
(1)
Teledyne Technologies,
Inc.
2,146,575
1.2
5,958
Western Digital Corp.
1,611,579
0.9

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
VY
®
JPMorgan
Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
8,385
(1)
Zebra Technologies
Corp. - Class A
$ 1,753,136
1.0
28,641
(1)
Zoom Video
Communications, Inc.
- Class A
2,302,450
1.3
18,130,177
10.0
Materials : 8.0%
6,418
Alcoa Corp.
425,706
0.2
23,438
Ball Corp.
1,385,420
0.8
11,808
Crown Holdings, Inc.
1,183,752
0.7
20,402  DuPont de Nemours,
Inc.
934,412
0.5
32,167
International Paper Co.
1,148,362
0.6
14,014  LyondellBasell
Industries NV - Class A
1,128,968
0.6
2,744  Martin Marietta
Materials, Inc.
1,615,338
0.9
6,766  Packaging Corp. of
America
1,435,880
0.8
19,380
RPM International, Inc.
1,926,372
1.1
65,604
(2)
Silgan Holdings, Inc.
2,545,435
1.4
4,332
Steel Dynamics, Inc.
779,760
0.4
14,509,405
8.0
Real Estate : 7.5%
11,470  AvalonBay
Communities, Inc.
1,873,624
1.0
5,395
(1)
CBRE Group, Inc.
- Class A
730,807
0.4
166,226  Healthpeak Properties,
Inc.
2,731,093
1.5
9,617
Public Storage
2,605,053
1.4
37,535  Regency Centers
Corp.
2,839,898
1.6
10,545  SBA Communications
Corp.
1,814,900
1.0
5,389  Simon Property Group,
Inc.
1,005,210
0.6
13,600,585
7.5
Utilities : 9.0%
35,782
CMS Energy Corp.
2,775,968
1.5
18,063
Essential Utilities, Inc.
727,397
0.4
62,474
NiSource, Inc.
2,915,037
1.6
112,020
PG&E Corp.
1,968,191
1.1
16,671
Sempra Energy
1,619,921
0.9
24,816  WEC Energy Group,
Inc.
2,872,948
1.6
44,697
Xcel Energy, Inc.
3,550,730
1.9
16,430,192
9.0
Total Common Stock
(Cost $157,016,545)
177,369,764
97.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.4%
Repurchase Agreements : 0.7%
232,980
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $233,003,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market
Value plus accrued
interest $237,640, due
05/12/27-02/20/66)
$ 232,980
0.1
79,808
(3)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase Amount
$79,816, collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$81,404, due 04/01/26)
79,808
0.0
1,000,000
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $1,000,100,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
05/05/26-01/15/66)
1,000,000
0.6
Total Repurchase
Agreements
(Cost $1,312,788)
1,312,788
0.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
VY
®
JPMorgan
Mid Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.7%
4,867,081
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $4,867,081) $ 4,867,081 2.7
Total Short-Term
Investments
(Cost $6,179,869)
$ 6,179,869
3.4
Total Investments in
Securities
(Cost $163,196,414) $ 183,549,633 101.0
Liabilities in Excess
of Other Assets (1,763,345) (1.0)
Net Assets $ 181,786,288 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2026.
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 177,369,764 $ — $ — $ 177,369,764
Short-Term Investments 4,867,081 1,312,788 — 6,179,869
Total Investments, at fair value $ 182,236,845 $ 1,312,788 $ — $ 183,549,633
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 28,957,131
Gross Unrealized Depreciation (8,603,912)
Net Unrealized Appreciation $ 20,353,219